Market Risk - Summary of Balance Sheet Allocation by Market Risk Classification (Parenthetical) (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other Liabilities [member]
Market Risk [Line Items]
Macro hedge of interest rate risk including other liabilities	£ 2,728	£ 3,221
Other [member]
Market Risk [Line Items]
Macro hedge of interest rate risk including other assets	£ 2,511	£ 2,571